Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025		Dec. 31, 2024	Sep. 30, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 232,017	$ 459,048			$ 1,487
Deferred offering costs						214,880
Prepaid expenses		68,952	129,174			4,266
Total current assets		300,969	588,222			220,633
Cash and Investments held in trust		61,500,162	60,429,224
Total assets		61,801,131	61,017,446			220,633
CURRENT LIABILITIES
Accounts payable		17,594
Accrued offering costs		75,000	78,973			21,839
Due to related party						90,350
Total current liabilities		98,792	85,186			147,055
Total liabilities		98,792	85,186			147,055
Commitments and contingencies (Note 14)
Ordinary shares subject to possible redemption, 6,000,000 shares at redemption value of $10.25 and $10.07 per share as of June 30, 2026 and December 31, 2025, respectively		61,500,162	60,429,224
SHAREHOLDERS’ EQUITY (DEFICIT)
Preference shares, $0.000075 par value; 2,666,666 shares authorized; none issued and outstanding
Common Stock, $5 par value, 10,000 shares authorized, 10,000 shares issued and outstanding as of June 30, 2026 and September 30, 2025		182	182			183
Additional paid-in capital			336,822			152,817
Retained earnings (Accumulated deficit)		201,995	166,032			(79,422)
Total shareholders’ equity (deficit)		202,177	503,036			73,578
Total liabilities and shareholders’ equity (deficit)		61,801,131	61,017,446			220,633
Goodvision Inc [Member]
CURRENT ASSETS
Cash and cash equivalents		1,701,376		$ 1,766,451
Accounts receivable, net		13,250,273		1,056,554
Due from related party				28,169			$ 20,000
Prepaid expenses and other current assets		243,058
Total current assets		15,194,707		2,851,174
Property and equipment, net		14,005
Total assets		15,208,712		2,851,174
CURRENT LIABILITIES
Accounts payable		11,529,277		2,665,899
Accrued expenses and other payables		384,523		35,359
Short-term loans payable — related parties		1,900,000
Advance from PIPE investor		1,000,000
Due to related party		935,380
Total current liabilities		15,749,180		2,701,258
Total liabilities		15,749,180		2,701,258
Commitments and contingencies (Note 14)
SHAREHOLDERS’ EQUITY (DEFICIT)
Common Stock, $5 par value, 10,000 shares authorized, 10,000 shares issued and outstanding as of June 30, 2026 and September 30, 2025	[1]	50,000		50,000
Additional paid-in capital	[1]			(50,000)
Subscription receivable	[2]	(50,000)
Retained earnings (Accumulated deficit)		(540,468)		149,916
Total shareholders’ equity (deficit)		(540,468)		149,916	[3]		69,216	[3]
Total liabilities and shareholders’ equity (deficit)		15,208,712		2,851,174
Previously Reported [Member] | Goodvision Inc [Member]
CURRENT ASSETS
Cash and cash equivalents				1,766,451			433,516
Marketable securities							419,000
Accounts receivable, net				1,056,554			455,984
Due from related party				28,169			20,000
Prepaid expenses and other current assets							2,083
Total current assets				2,851,174			1,330,583
Total assets				2,851,174			1,330,583
CURRENT LIABILITIES
Accounts payable				2,665,899			1,253,467
Accrued expenses and other payables				35,359			7,901
Total current liabilities				2,701,258			1,261,368
Total liabilities				2,701,258			1,261,368
Commitments and contingencies (Note 14)
SHAREHOLDERS’ EQUITY (DEFICIT)
Common Stock, $5 par value, 10,000 shares authorized, 10,000 shares issued and outstanding as of June 30, 2026 and September 30, 2025
Additional paid-in capital
Retained earnings (Accumulated deficit)				149,916			69,215
Total shareholders’ equity (deficit)				149,916			69,215
Total liabilities and shareholders’ equity (deficit)				$ 2,851,174			$ 1,330,583
Nonrelated Party [Member]
CURRENT LIABILITIES
Accrued expenses and other payables			15			24,866
Related Party [Member]
CURRENT LIABILITIES
Accrued expenses and other payables		$ 6,198	$ 6,198			$ 10,000

[1]	Common stock and additional paid-in capital amounts have been retroactively adjusted to reflect the legal capital structure of the Company. See Note 9 - Reorganization and Recapitalization.
[2]	See Note 9 - Stock Subscription Receivable.
[3]	Common stock and additional paid-in capital amounts have been retroactively adjusted to reflect the legal capital structure of the Company. See Note 9 - Reorganization and Recapitalization.